Changes in Carrying Amount of Goodwill (Detail) ¥ in Thousands, $ in Thousands	6 Months Ended		12 Months Ended
	Dec. 31, 2015 CNY (¥)	Jun. 30, 2015 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2014 CNY (¥)
Goodwill [Line Items]
Beginning Balance	¥ 17,688,574	¥ 17,418,895		¥ 15,395,573	¥ 16,864,350
Goodwill disposed	(2,293,007)			(53,487)
Goodwill acquired		269,679			554,541
Foreign currency translation adjustment	6			10	4
Ending Balance	15,395,573	17,688,574	$ 2,209,721	15,342,096	17,418,895
Search Services
Goodwill [Line Items]
Beginning Balance	10,822,664			10,822,670
Goodwill disposed	0			(37,781)
Foreign currency translation adjustment	6			10
Ending Balance	10,822,670	10,822,664	1,553,348	10,784,899
Transaction Services excluding Qunar
Goodwill [Line Items]
Beginning Balance	1,296,796			1,296,796
Goodwill disposed	0			(15,706)
Foreign currency translation adjustment	0			0
Ending Balance	1,296,796	1,296,796	184,515	1,281,090
Qunar
Goodwill [Line Items]
Beginning Balance	2,293,007	2,293,007		0	2,293,007
Goodwill disposed	(2,293,007)			0
Goodwill acquired		0			0
Foreign currency translation adjustment	0			0	0
Ending Balance	0	2,293,007	0	0	2,293,007
iQiyi
Goodwill [Line Items]
Beginning Balance	3,276,107	3,276,107		3,276,107	3,288,194
Goodwill disposed	0			0
Goodwill acquired		0			(12,087)
Foreign currency translation adjustment	0			0	0
Ending Balance	3,276,107	3,276,107	$ 471,858	¥ 3,276,107	3,276,107
Baidu
Goodwill [Line Items]
Beginning Balance	¥ 12,119,460	11,849,781			11,283,149
Goodwill acquired		269,679			566,628
Foreign currency translation adjustment					4
Ending Balance		¥ 12,119,460			¥ 11,849,781